COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is subject to period legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal, expect for the legal proceeding disclosed in Note 22, or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.